John Hancock
Government Income Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 95.9%				$183,041,963
(Cost $189,004,200)
U.S. Government 71.9%				137,274,100
U.S. Treasury
Bond	3.000	08-15-52	10,405,000	8,291,891
Bond	3.375	11-15-48	1,900,000	1,614,703
Bond	3.625	05-15-53	5,844,000	5,270,558
Bond	4.125	08-15-53	1,400,000	1,381,188
Bond	4.375	08-15-43	16,500,000	16,456,172
Note	3.875	08-15-33	3,339,000	3,279,524
Note	4.000	07-31-30	19,150,000	18,922,594
Note	4.125	07-31-28	32,000,000	31,812,500
Note	4.500	07-15-26	34,150,000	34,088,634
Note	4.750	07-31-25	16,200,000	16,156,336
U.S. Government Agency 24.0%				45,767,863
Federal Home Loan Bank Note	6.000	06-26-28	2,500,000	2,483,165
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	150,505	146,617
15 Yr Pass Thru	4.500	01-01-38	1,010,162	984,063
30 Yr Pass Thru	3.000	04-01-43	532,703	476,026
30 Yr Pass Thru	3.500	12-01-44	1,471,167	1,347,336
30 Yr Pass Thru	3.500	02-01-47	429,633	393,067
30 Yr Pass Thru	3.500	06-01-49	428,618	388,086
30 Yr Pass Thru	3.500	03-01-52	251,484	226,249
30 Yr Pass Thru	4.000	12-01-40	265,471	252,255
30 Yr Pass Thru	4.000	01-01-41	341,215	324,188
30 Yr Pass Thru	4.000	01-01-41	285,697	271,322
30 Yr Pass Thru	4.000	11-01-43	585,598	554,585
30 Yr Pass Thru	4.000	12-01-46	426,200	401,586
30 Yr Pass Thru	4.000	06-01-47	422,674	399,188
30 Yr Pass Thru	5.000	10-01-52	664,943	647,850
30 Yr Pass Thru	5.500	09-01-52	1,127,742	1,122,430
30 Yr Pass Thru	5.500	06-01-53	692,105	687,256
Note (A)	6.250	09-13-28	1,500,000	1,499,841
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	374,916	358,970
15 Yr Pass Thru	4.500	11-01-37	784,022	764,256
15 Yr Pass Thru	4.500	12-01-37	251,855	245,348
30 Yr Pass Thru	2.000	10-01-50	1,088,411	881,051
30 Yr Pass Thru	2.500	07-01-50	501,605	422,628
30 Yr Pass Thru	2.500	08-01-50	2,256,145	1,897,392
30 Yr Pass Thru	2.500	09-01-50	939,340	789,974
30 Yr Pass Thru	2.500	09-01-50	2,432,601	2,045,789
30 Yr Pass Thru	2.500	10-01-50	874,700	737,800
30 Yr Pass Thru	3.000	10-01-49	1,136,829	993,084
30 Yr Pass Thru	3.000	11-01-49	954,746	834,023
30 Yr Pass Thru	3.500	07-01-43	941,915	863,864
30 Yr Pass Thru	3.500	03-01-44	405,004	372,301
30 Yr Pass Thru	3.500	01-01-45	1,860,933	1,707,346
30 Yr Pass Thru	3.500	04-01-45	1,530,056	1,398,040
30 Yr Pass Thru	3.500	05-01-48	639,475	576,906
30 Yr Pass Thru	3.500	06-01-49	533,068	484,075
30 Yr Pass Thru	3.500	03-01-52	2,260,673	2,041,597
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-40	736,981	$699,454
30 Yr Pass Thru	4.000	12-01-40	501,904	476,343
30 Yr Pass Thru	4.000	09-01-41	569,157	539,559
30 Yr Pass Thru	4.000	10-01-41	610,114	578,396
30 Yr Pass Thru	4.000	01-01-42	311,923	295,717
30 Yr Pass Thru	4.000	07-01-42	839,044	794,365
30 Yr Pass Thru	4.000	11-01-42	1,329,207	1,259,915
30 Yr Pass Thru	4.000	11-01-43	1,355,852	1,283,977
30 Yr Pass Thru	4.000	12-01-43	562,083	531,759
30 Yr Pass Thru	4.000	06-01-49	2,072,057	1,944,084
30 Yr Pass Thru	4.500	08-01-40	510,006	495,703
30 Yr Pass Thru	4.500	06-01-41	1,065,009	1,035,437
30 Yr Pass Thru	4.500	07-01-41	986,844	959,384
30 Yr Pass Thru	4.500	11-01-41	174,556	169,723
30 Yr Pass Thru	4.500	02-01-42	525,724	510,972
30 Yr Pass Thru	4.500	04-01-48	509,318	491,402
30 Yr Pass Thru	5.000	10-01-52	651,204	635,278
30 Yr Pass Thru	5.000	10-01-52	654,853	638,838
30 Yr Pass Thru	5.500	10-01-52	255,921	254,236
30 Yr Pass Thru	5.500	12-01-52	1,481,804	1,471,583

30 Yr Pass Thru	5.500	05-01-53	685,628	682,184
Collateralized mortgage obligations 3.3%				$6,364,258
(Cost $10,713,765)
Commercial and residential 1.1%				2,175,444
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	445,520	423,311
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	893,413	835,452
Series 2019-1, Class MA	3.500	07-25-58	688,598	641,056
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	6,229	6,152
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	163,989	159,818
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (B)(D)	5.118	02-25-57	109,415	109,655
U.S. Government Agency 2.2%				4,188,814
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	496,282	477,859
Series 4459, Class CA	5.000	12-15-34	27,553	27,120
Series K038, Class X1 IO	1.229	03-25-24	6,078,893	20,579
Series K048, Class X1 IO	0.335	06-25-25	4,710,441	14,590
Series K050, Class X1 IO	0.424	08-25-25	68,237,662	329,991
Series K053, Class X1 IO	1.010	12-25-25	26,479,413	436,097
Series K054, Class X1 IO	1.289	01-25-26	20,412,111	450,930
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	598,456	558,089
Series 2014-49, Class CA	3.000	08-25-44	349,889	327,005
Government National Mortgage Association
Series 2012-114, Class IO	0.620	01-16-53	595,794	9,239
Series 2015-7, Class IO	0.454	01-16-57	4,487,073	92,742
Series 2017-109, Class IO	0.230	04-16-57	804,991	13,420
Series 2017-124, Class IO	0.619	01-16-59	763,826	23,451
Series 2017-140, Class IO	0.486	02-16-59	594,290	18,662
Series 2017-20, Class IO	0.529	12-16-58	1,366,432	33,126
Series 2017-41, Class IO	0.592	07-16-58	753,030	21,771
Series 2017-46, Class IO	0.644	11-16-57	1,031,468	36,322
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-54, Class IO	0.683	12-16-58	4,012,917	$140,620
Series 2017-61, Class IO	0.745	05-16-59	668,055	24,616
Series 2017-74, Class IO	0.442	09-16-58	1,203,233	25,427
Series 2017-89, Class IO	0.494	07-16-59	1,019,447	29,774
Series 2018-114, Class IO	0.710	04-16-60	766,933	31,330
Series 2018-68, Class A	2.850	04-16-50	164,936	157,307
Series 2018-9, Class IO	0.443	01-16-60	1,170,569	34,308
Series 2020-118, Class IO	0.882	06-16-62	2,413,259	142,614
Series 2020-119, Class IO	0.602	08-16-62	1,255,165	60,449
Series 2020-120, Class IO	0.761	05-16-62	3,270,621	184,539
Series 2020-137, Class IO	0.795	09-16-62	2,264,612	125,300
Series 2020-170, Class IO	0.833	11-16-62	2,779,952	171,789
Series 2021-40, Class IO	0.824	02-16-63	754,927	46,111

Series 2022-53, Class IO	0.712	06-16-64	2,405,815	123,637
Asset backed securities 0.2%				$380,651
(Cost $378,762)
Asset backed securities 0.2%				380,651
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (1 month SOFR + 0.392%) (D)	5.385	10-25-36	382,934	380,651

	Yield (%)	Shares	Value
Short-term investments 0.8%			$1,581,528
(Cost $1,581,427)
Short-term funds 0.8%			1,581,528
John Hancock Collateral Trust (E)	5.4789(F)	158,207	1,581,528

Total investments (Cost $201,678,154) 100.2%	$191,368,400
Other assets and liabilities, net (0.2%)	(461,046)
Total net assets 100.0%	$190,907,354

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-23.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	28	Long	Dec 2023	$5,706,579	$5,706,531	$(48)
5-Year U.S. Treasury Note Futures	18	Long	Dec 2023	1,920,547	1,924,594	4,047
						$3,999
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$183,041,963	—	$183,041,963	—
Collateralized mortgage obligations	6,364,258	—	6,364,258	—
Asset backed securities	380,651	—	380,651	—
Short-term investments	1,581,528	$1,581,528	—	—
Total investments in securities	$191,368,400	$1,581,528	$189,786,872	—
Derivatives:
Assets
Futures	$4,047	$4,047	—	—
Liabilities
Futures	(48)	(48)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	158,207	$1,238,413	$23,929,769	$(23,587,088)	$258	$176	$31,535	—	$1,581,528
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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